Parent Only Financial Statements - Schedule of Condensed Balance Sheets of the Parent Company (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 4,744	$ 8,092,529
Total current assets		4,744	8,092,529
Investments in subsidiaries, VIE and VIE’s subsidiaries
Due from subsidiaries, VIE and VIEs’ subsidiaries		23,945,679	11,628,591
Total non-current assets		23,945,679	11,628,591
TOTAL ASSETS		23,950,423	19,721,120
Current liabilities
Due to subsidiaries, VIE and VIE’s subsidiaries		2,117,669	2,107,016
Convertible notes payable, current		4,950,000
Total current liabilities		7,067,669	2,107,016
Convertible notes payable, non-current			4,692,105
Total non-current liabilities			4,692,105
Total liabilities		7,067,669	6,799,121
Shareholders’ equity
Additional paid-in capital		135,623,969	136,595,192
Statutory reserve		1,104,322	1,117,828
Accumulated deficit		(117,874,432)	(122,305,327)
Accumulated other comprehensive loss		(1,973,471)	(2,487,994)
Total shareholders’ equity attributable to Baijiayun Group Ltd		16,882,754	12,921,999
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		23,950,423	19,721,120
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	1,770	1,704
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	$ 596	$ 596

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.